UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moon Capital Management LP
           --------------------------------------------------
Address:   499 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Moon
           -------------------------------------------------------
Title:     Managing Member of JWM Capital LLC, its general partner

           -------------------------------------------------------
Phone:     (212) 652-4500
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John W. Moon                     New York, NY          02/14/07
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        25
                                               -------------

Form 13F Information Table Value Total:        $155,643
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



   No.             Form 13F File Number        Name
   1                                           JWM Capital LLC
   2                                           John W. Moon
---------          ------------              -----------------------------


-------------------------------------------------------------------------------------------------------------------------
                            MOON CAPITAL MANAGEMENT LP - FORM 13F INFORMATION TABLE AS OF 12/31/2006
--------------------------------------------------------------------------------------------------------------------------
   COLUMN 1                    COLUMN 2       COLUMN 3  COLUMN 4   COLUMN 5  COLUMN 6    COLUMN 7    COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                                        VALUE                INVESTMENT   OTHER
NAME OF ISSUER                 TITLE OF CLASS CUSIP      (x$1000)       SHRS DISCRETION  MANAGERS     SOLE    SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
ACTIONS SEMICONDUCTOR CO LTD        ADR       00507E107   $10,564  1,272,748  DEFINED      1, 2
                                                                                                   1,272,748
---------------------------------------------------------------------------------------------------------------------------
ASAT HLDGS LTD                      ADR       00208B105      $336    212,466  DEFINED      1, 2      212,466
---------------------------------------------------------------------------------------------------------------------------
AT&T INC                            COM       00206R102    $9,378    262,328  DEFINED      1, 2      262,328
---------------------------------------------------------------------------------------------------------------------------
BORG WARNER INC                     COM       099724106    $6,922    117,285  DEFINED      1, 2      117,285
---------------------------------------------------------------------------------------------------------------------------
BRASIL TELECOM PARTICIPACOES   SPONSORED ADR  105530109   $12,122    283,958  DEFINED      1, 2      283,958
---------------------------------------------------------------------------------------------------------------------------
CHINA MOBILE LIMITED           SPONSORED ADR  16941M109    $2,053     47,500  DEFINED      1, 2       47,500
---------------------------------------------------------------------------------------------------------------------------
CHUNGHWA TELECOM CO LTD        SPONSORED ADR  17133Q205    $1,514     76,722  DEFINED      1, 2       76,722
---------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD  204412100   $11,844    451,200  DEFINED      1, 2      451,200
---------------------------------------------------------------------------------------------------------------------------
CINCINNATTI BELL INC NEW            COM       171871106      $419     91,600  DEFINED      1, 2       91,600
---------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                       COM       17275R102    $1,367     50,000  DEFINED      1, 2       50,000
---------------------------------------------------------------------------------------------------------------------------
COCA-COLA FEMSA SA DE CV       SPON ADR REP L 191241108    $1,429     37,597  DEFINED      1, 2       37,597
---------------------------------------------------------------------------------------------------------------------------
GRAVITY CO LTD                 SPONSORED ADR  38911N107   $11,347  1,939,701  DEFINED      1, 2    1,939,701
---------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL PAC      SPON ADR B   400506101    $1,622     41,400  DEFINED      1, 2       41,400
---------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA DE CV        SP ADR REP ORD 40049J206   $20,401    755,303  DEFINED      1, 2      755,303
---------------------------------------------------------------------------------------------------------------------------
HIMAX TECHNOLOGIES INC         SPONSORED ADR  43289P106      $956    200,000  DEFINED      1, 2      200,000
---------------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS INC                    COM       478366107   $12,988    151,160  DEFINED      1, 2      151,160
---------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC            COM NEW     521863308    $2,318     38,972  DEFINED      1, 2       38,972
---------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA MATLS INC           COM       573284106   $15,898    153,000  DEFINED      1, 2      153,000
---------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC        SPONSORED ADR  607409109    $3,267     65,100  DEFINED      1, 2       65,100
---------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                     CL B NEW    62913F201    $1,527     23,700  DEFINED      1, 2       23,700
---------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                     SPONSORED ADR  654902204    $2,032    100,000  DEFINED      1, 2      100,000
---------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                        COM       80004C101   $18,615    432,600  DEFINED      1, 2      432,600
---------------------------------------------------------------------------------------------------------------------------
SK TELECOM LTD                 SPONSORED ADR  78440P108    $1,177     44,438  DEFINED      1, 2       44,438
---------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP                COM FON     852061100      $595     31,500  DEFINED      1, 2       31,500
---------------------------------------------------------------------------------------------------------------------------
ULTRAPETROL BAHAMAS LTD             COM       P94398107    $4,952    375,747  DEFINED      1, 2      375,747
---------------------------------------------------------------------------------------------------------------------------